10. Interests in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet:
Current assets	$ 9,587	$ 8,512
Total assets	23,104	21,270
Total liabilities	(6,486)	(4,814)
Total shareholders’ equity	15,435	15,146
Operating results:
Operating profits	(670)	(1,958)	$ (971)
Net (loss)/profits	231	(616)	$ (123)
Jia Huan
Balance Sheet:
Current assets	22,021	22,693
Non-current assets	4,079	4,717
Total assets	26,100	27,410
Total liabilities	(11,694)	(13,627)
Total shareholders’ equity	14,406	13,783
Operating results:
Net sales	16,684	18,481
Operating profits	1,586	1,316
Net (loss)/profits	1,564	788
Tianlan
Balance Sheet:
Current assets	46,297	57,432
Non-current assets	25,847	26,587
Total assets	72,144	84,019
Total liabilities	(45,372)	(58,149)
Total shareholders’ equity	26,772	25,870
Operating results:
Net sales	43,226	66,899
Operating profits	3,841	4,260
Net (loss)/profits	$ 3,473	$ 3,458